Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total assets	$ 12,962,999	$ 13,061,248
Segment Reconciling Items [Member] | Cash and Cash Equivalents [Member]
Segment Reporting Information [Line Items]
Total assets	789,708	678,392
Segment Reconciling Items [Member] | Other Assets [Member]
Segment Reporting Information [Line Items]
Total assets	230,614	301,586
Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
Total assets	(146,509)	(145,319)
Teekay Offshore [Member] | Offshore Logistics [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	2,634,188	2,591,489
Teekay Offshore [Member] | Offshore Production [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	2,710,632	2,717,193
Teekay Offshore [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	14,552	63,900
Teekay LNG [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	211,282	360,527
Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	3,703,244	3,550,396
Teekay Tankers [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	2,005,712	2,073,059
Teekay Parent [Member] | Offshore Production [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	670,632	710,533
Teekay Parent [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	120,642	142,236
Teekay Parent [Member] | Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	$ 18,302	$ 17,256